Certain Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Schedule of Customers Concentration Risks Percentage
	For the year ended December 31,
	2025	2024	2023
Customer A	12%	45%	36%
Customer B	—	17%	25%
Customer C	35%	12%	10%
Customer D	—	—	12%
	December 31, 2025	December 31, 2024
Customer A	*	14%
Customer C	82%	81%

*	Indicates below 10%.
	For the year ended December 31,
	2025	2024	2023
Supplier A	*	61%	49%
Supplier B	62%	28%	34%
Supplier C	*	11%	17%

*	Indicates below 10%.
	December 31, 2025	December 31, 2024
Supplier B	88%	71%
Supplier D	12%	29%